UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F-HR/A

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006

Check here if Amendment [ ]; Amendment Number
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Polaris Capital Management, Inc.
Address:	125 Summer Street
		Suite 1470
		Boston, MA 02110

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Bernard R. Horn
Title:	President
Phone:	617-951-1365
Signature, Place, and Date of Signing:

Bernard R. Horn	Boston, MA		May 3, 2006


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		51

Form 13F Information Table Value Total:		$ 267,476.680








List of Other Included Managers:			None
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FORM 13F INFORMATION TABLE



         Column 1           Column 2    Column 3  Column 4 Column 5          Column 6   Column 7  Column8

                                                    VALUE   SHARES/ SH/PUT/ INVESTMENT   OTHER   VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLAS   CUSIP   (x$1000)  PRN AMT PRNCALL DISCRETION  MANAGERS   SOLE   SHARED  NONE

ADESA INC.                Common       00686U104      5,416  202,548sh         sole                202,548
AMERIS BANCORP            Common       03076K108      7,182  308,774sh         sole                308,774
AMETEK INC                Common       031100100      5,528  122,945sh         sole                122,945
ASTORIA FINANCIAL CORP    Common       011593496      6,138  198,265sh         sole                198,265
BENJAMIN FRANKLIN BANCORP Common       082073107        209   15,000sh         sole                 15,000
CAMBRIDGE BANCORP         Common       132152109        471   18,000sh         sole                 18,000
CENDANT CORPORATION       Common       151313103      5,402  311,379sh         sole                311,379
CENTRAL PARKING CORP      Common       154785109      5,201  325,055sh         sole                325,055
COLONY BANKCORP, INC.     Common       19623P101      4,472  202,889sh         sole                202,889
COMMERCIAL CAPITAL BANCORPCommon       20162L105      5,721  406,931sh         sole                406,931
COMMUNITY CAPITAL CORP.   Common       20363C102        168    7,000sh         sole                  7,000
COMMUNITY FINANCIAL CORPORCommon       20365L100        266   11,968sh         sole                 11,968
FORD MOTOR COMPANY        Common       345370860      5,180  650,762sh         sole                650,762
FPL GROUP INC.            Common       302571104      5,365  133,660sh         sole                133,660
HF FINANCIAL CORP         Common       404172108      3,161  167,940sh         sole                167,940
INTERNATIONAL BANCSHARES CCommon       459044103      6,018  209,470sh         sole                209,470
MAC-GRAY CORP             Common       554153106      4,568  385,200sh         sole                385,200
MARATHON OIL CORP         Common       565849106      5,812   76,300sh         sole                 76,300
NATIONAL CITY CORPORATION Common       635405103      5,644  161,720sh         sole                161,720
NAUGATUCK VALLEY FINANCIALCommon       639067107         13    1,184sh         sole                  1,184
NEW ENGLAND BANCSHARES, INCommon       643863202        161   15,000sh         sole                 15,000
NEWALLAINCE BANCSHARES, INCommon       650203102        289   20,018sh         sole                 20,018
NORTH FORK BANCORPORATION Common       659424105      5,906  204,862sh         sole                204,862
NORTHRIM BANCORP INC.     Common       666762109        739   30,800sh         sole                 30,800
PEOPLES BANCORP INC       Common       709789101        656   21,850sh         sole                 21,850
POGO PRODUCING CO         Common       010135621         60    1,200sh         sole                  1,200
PSB HOLDINGS INC.         Common       69360W108         22    2,000sh         sole                  2,000
SOUTH FINANCIAL GROUP INC Common       837841105      5,971  228,330sh         sole                228,330
SOUTHWEST BANCORP INC.    Common       844767103      5,915  265,975sh         sole                265,975
SOVEREIGN BANCORP INC     Common       845905108      6,107  278,722sh         sole                278,722
STEWART INFORMATION SERVICCommon       860372101      5,363  113,920sh         sole                113,920
TD BANKNORTH INC          Common       87235A101      4,872  165,982sh         sole                165,982
TORO CO                   Common       891092108      5,324  111,500sh         sole                111,500
UNITEDHEALTH GROUP INC    Common       91324P102      8,643  154,721sh         sole                154,721
VERIZON COMMUNICATIONS    Common       92343V104      5,085  149,294sh         sole                149,294
WEBSTER FINANCIAL CORP - CCommon       947890109      7,423  153,187sh         sole                153,187
WELLPOINT INC (NEW)       Common       94973V107      5,340   68,960sh         sole                 68,960
WESCO INTERNATIONAL INC   Common       95082P105      7,109  104,530sh         sole                104,530
AUTOLIV INC.              Common       052800109     30,615  541,100sh         sole                541,100
BHP BILLITON LTD - SPON ADCommon       088606108     19,560  490,840sh         sole                490,840
CEMEX SA - SPONS ADR PART Common       151290889     32,196  493,200sh         sole                493,200
METHANEX CORPORATION (US SCommon       59151K108        273   13,300sh         sole                 13,300
REPSOL S.A. ADR 1:1       Common       76026T205        546   19,150sh         sole                 19,150
SAMSUNG ELECTRONICS COMMONCommon       796050888     13,354   40,870sh         sole                 40,870
SAMSUNG ELECTRONICS PFD N/Common       796050201        129      500sh         sole                    500
SAMSUNG SDI CO LTD-GDR    Common       796054203      7,977  392,458sh         sole                392,458
SK TELECOM CO LTD ADR     Common       78440P108      5,907  250,400sh         sole                250,400





















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